ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASHFLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONDENSED STATEMENTS OF CASHFLOW
Net cash (used in)/provided by operating activities	$ (169,841)	¥ (1,108,207)	¥ (1,297,838)	¥ (1,819,355)
Net cash used in investing activities	(35,212)	(229,757)	(267,460)	(415,382)
Net cash provided by financing activities	902,920	5,891,550		3,048,112
Effect of foreign exchange rate changes on cash and cash equivalents	(28,914)	(188,664)	(22,575)	11,363
Net increase/(decrease) in cash and cash equivalents	668,953	4,364,922	(1,587,873)	824,738
Cash and cash equivalents and restricted cash, beginning of the year	177,185	1,156,133	2,744,006	1,919,268
Cash and cash equivalents and restricted cash, end of the year	846,138	5,521,055	1,156,133	2,744,006
Reportable legal entity | Parent
CONDENSED STATEMENTS OF CASHFLOW
Net cash (used in)/provided by operating activities	244	1,571	10,460	(126,428)
Net cash used in investing activities	(3,169)	(20,652)	(1,586,628)	(2,791,032)
Net cash provided by financing activities	794,092	5,181,447		3,402,611
Effect of foreign exchange rate changes on cash and cash equivalents	(26,534)	(173,133)	(10,522)
Net increase/(decrease) in cash and cash equivalents	764,633	4,989,233	(1,586,690)	485,151
Cash and cash equivalents and restricted cash, beginning of the year	6,218	40,573	1,627,263	1,142,112
Cash and cash equivalents and restricted cash, end of the year	$ 770,851	¥ 5,029,806	¥ 40,573	¥ 1,627,263